Liability for loss and loss adjustment expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Insurance [Abstract]
Liability for loss and loss adjustment expenses	Liability for loss and loss adjustment expenses
A summary of the changes in the liability for loss and loss adjustment expenses for the six months ending June 30, 2021 and 2020 is as follows:

	June 30,
	2021	2020
Beginning balance	$69,800	$62,758

Provision for claims related to:
Current year	$14,516	$8,533
Prior years	(4,461)	(3,710)
Total provision for claims	$10,055	$4,823

Paid losses related to:
Current year	$(1,554)	$(1,139)
Prior years	(3,595)	(3,794)
Total paid losses	$(5,149)	$(4,933)

Ending balance	$74,706	$62,648

Provision for claims as a percentage of net written premiums	4.6%	3.4%
We continually update our liability for loss and loss adjustment expense estimates as new information becomes known, new loss patterns emerge, or as other contributing factors are considered and incorporated into the analysis. Estimating future title loss payments is difficult because of the complex nature of title claims, the long periods of time over which claims are paid, significantly varying dollar amounts of individual claims, and other factors.
For the six months ended June 30, 2021, the provision for claims reserve release related to prior years of $4.5 million is due to expected loss emergence being lower than prior expectations. Historically, our favorable loss experience has resulted in a decrease in the projection of ultimate loss for past policy years. Most recently, our favorable loss experience resulted in a decrease in the projection of ultimate loss for policy years 2017-2020. For the six months ended June 30, 2020, the provision for claims reserve release related to prior years of $3.7 million is due to reported loss emergence which was lower than expected. This resulted in a decrease in the projection of ultimate loss primarily for policy years 2017-2019. The actuarial assumptions underlying the Company’s selected ultimate loss estimates place more consideration on title insurance industry benchmarks for more recent policy years. These title insurance benchmarks are based on industry long-term average loss ratios. As the Company’s claims experience matures, we refine those estimates to put more consideration to the Company’s actual claims experience. For the six months ended June 30, 2021 and 2020, the Company’s actual claims experience reflects lower loss ratios than industry benchmarks from a current positive underwriting cycle and resulted in the favorable development.
Current year incurred and paid losses includes current year reported claims as well as estimated future losses on such claims.
The liability for loss and loss adjustment expenses of $74.7 million and $69.8 million, as of June 30, 2021 and December 31, 2020, respectively, includes $0.2 and $0.7 million, respectively, of reserves for the settlement of claims which the Company has deemed to be directly related to its escrow or agent related activities. The reserves for the settlement of claims related to escrow or agent related activities are not actuarially determined.
Liability for loss and loss adjustment expenses
A summary of the liability for loss and loss adjustment expenses follows:

	Year Ended December 31
	2020	2019
Beginning balance	$62,758	$59,266

Provision for claims related to:
Current year	$20,619	$21,220
Prior years	(5,282)	(8,935)
Total provision for claims	15,337	12,285

Paid losses related to:
Current year	$(2,331)	$(2,828)
Prior years	(5,964)	(5,965)
Total paid losses	$(8,295)	$(8,793)

Ending balance	$69,800	62,758

Provision for claims as a percentage of net written premiums	4.4%	4.2%

We continually update our liability for loss and loss adjustment expenses estimates as new information becomes known, new loss patterns emerge, or as other contributing factors are considered and incorporated into the analysis. Estimating future title loss payments is difficult because of the complex nature of title claims, the long periods of time over which claims are paid, significantly varying dollar amounts of individual claims and other factors.
Current year incurred and paid losses includes current year reported claims as well as estimated future losses on such claims.
For the year ended December 31, 2020, the prior year’s provision for claims release of $5.3 million is due to reported loss emergence which was lower than expected. This favorable loss experience has resulted in a 10% decrease in the projection of ultimate loss for policy years 2017–2019. For the year ended December 31, 2019, the prior year’s reserve release of $8.9 million is also due to reported loss emergence which was lower than expected. This has resulted in a 13% decrease in the projection of ultimate loss for policy years 2015–2018. The actuarial assumptions underlying the Company’s selected ultimate loss estimates place more consideration on title insurance industry benchmarks for more recent policy years. These title insurance benchmarks are based on industry long-term average loss ratios. As the Company’s claims experience matures, we refine those estimates to put more consideration to the Company’s actual claims experience. For the years ended December 31, 2020 and 2019, the Company’s actual claims experience reflects lower loss ratios than industry benchmarks from a current positive underwriting cycle and resulted in the favorable development.
The liability for loss and loss adjustment expenses of $69.8 million and $62.8 million, as of December 31, 2020 and December 31, 2019, respectively, includes $0.7 million and $1.2 million, respectively, of reserves for the settlement of claims which the Company has deemed to be directly related to its escrow or agent related activities. The reserves for the settlement of claims related to escrow or agent related activities are not actuarially determined.